Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 26,293	¥ 32,724	¥ 23,793
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	14,212	16,252	12,676
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 12,081	¥ 16,472	¥ 11,117